LOAN FROM THIRD PARTIES (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Loan from third parties	$ 85,499	$ 84,508	$ 86,992